OTHER INTANGIBLE ASSETS, NET	3 Months Ended
Dec. 31, 2013
OTHER INTANGIBLE ASSETS, NET
8.	OTHER INTANGIBLE ASSETS, NET

Other intangible assets consisted of the following:

	As of September 30, 2013	As of December 31, 2013
	US$	US$
Computer software	2,978	3,122
Trademarks and domain names	1,456	1,472
Website	106	107
Courseware	488	493
Business contracts	531	537
Copyrights	664	671
Platform	217	220

Total intangible assets	6,440	6,622

Less: Accumulated amortization
Computer software	(2,275)	(2,389)
Trademarks and domain names	(840)	(873)
Website	(106)	(107)
Courseware	(462)	(481)
Business contracts	(494)	(520)
Copyrights	(600)	(640)
Platform	(187)	(190)

Accumulated amortization	(4,964)	(5,200)

Intangible assets, net	1,476	1,422